Changes in inventories of finished goods (Tables)	12 Months Ended
Mar. 31, 2025
Changes in Inventories of Finished Goods [abstract]
Summary of Changes in Inventories of Finished Goods

	For the year ended March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Opening balance
Finished goods	—	—	—	—
Total	—	—	—	—

Closing balance
Finished goods	—	—	1,875	22
Total	—	—	1,875	22

Increase in inventory
Finished goods	—	—	(1,875)	(22)
Total	—	—	(1,875)	(22)